Accrued expenses and other liabilities (Details Narrative) - USD ($)	Sep. 29, 2025	Sep. 30, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
D&O insurance liability		$ 204,025
Insurance		204,025
Prepaid expenses and other current assets		416,192	$ 3,468
Membership Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual contribution	$ 350,000
Accounts payable and accrued expenses		350,000
Prepaid expenses and other current assets		$ 204,167

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.